RETIREMENT
MONEY FUND
=================================================
DECEMBER 31, 2000



SEMIANNUAL REPORT

                           [UBS/PAINEWEBBER LOGO]

PAINEWEBBER RETIREMENT MONEY FUND                              SEMIANNUAL REPORT


                                                               February 15, 2001

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Retirement Money Fund for the six-month period ended December 31, 2000.



MARKET REVIEW
================================================================================

At the end of the year 2000, the market gladly welcomed a New Year. During the six months ended December 31, 2000, the Federal Reserve (the "Fed") was on hold after raising the Federal Funds rate 100 basis points (a basis point is equal to 1/100 of one percent) to 6.0%. The objective was to cool a superheated economy and head off inflation fears. In addition to raised interest rates, other significant sets of events impacted the markets: a close presidential election, tight labor markets, and the Fed's reduction of Treasury debt. During the semiannual period, gross domestic product (GDP) slid from 2.2% in the third quarter to an estimated 1.4% in the fourth quarter from its 5.6% peak in the second quarter of 2000. Volatility in the equity markets was a positive for fixed income assets.

U.S. Treasurys rallied during the last quarter as the market's tone shifted from the notion of further Fed tightening to the perception that the next moves would be toward easing. As the year 2000 drew to a close, relatively stable investments such as money market funds enjoyed their highest returns in years, combined with strong cash inflows from investors seeking relative safety.


PORTFOLIO REVIEW
================================================================================

During the six months ended December 31, 2000, our focus remained on money market instruments exhibiting high credit quality and offering liquidity. The PaineWebber Retirement Money Fund lengthened its weighted average maturity in anticipation of lower interest rates from 37 days at the start of the semiannual period to 54 days at period end. The Fund is postured for lower interest rates in light of the current economic environment. The Fund's 7-day yield increased almost a full percentage point during the calendar year.



PERFORMANCE AND
CHARACTERISTICS                12/31/00                               6/30/00
--------------------------------------------------------------------------------
7-Day Current Yield(1)          5.91%                                  5.96%
Weighted Average Maturity      54 days                                37 days
Net Assets                 $5.674 billion                         $4.870 billion
--------------------------------------------------------------------------------

SECTOR ALLOCATION*            12/31/00                                6/30/00
--------------------------------------------------------------------------------
Commercial Paper                62.1%    Commercial Paper              72.4%
Bank Obligations                15.7     U.S. Government/Agency        15.0
U.S. Government Obligations     11.0     Bank Obligations               8.3
Short-Term Corporate                     Short-Term Corporate
  Obligations                    7.8     Obligations                    2.6
Money Market Funds               2.9     Money Market Funds             1.6
Other Assets                     0.4     Other Assets                   0.1
Repurchase Agreements            0.1     Repurchase Agreements          0.0
-------------------------------------------------------------------------------
Total                          100.0%    Total                        100.0%


(1) Yields will vary. The Fund is actively managed and its composition will vary over time.

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


=======================
PAINEWEBBER RETIREMENT
MONEY FUND

INVESTMENT GOAL:
Current income
consistent with
liquidity and
conservation of capital

PORTFOLIO MANAGER:
Susan P. Ryan
Mitchell Hutchins Asset
Management Inc.

COMMENCEMENT:
July 2, 1988

DIVIDEND PAYMENTS:
Monthly

=======================

SEMIANNUAL REPORT

OUTLOOK
================================================================================

    Given the increasing evidence of a slowed pace of economic expansion with no signs of accelerating inflation, the Fed decreased the Fed Funds rate by 100 basis points to 5.5% in January 2001. Despite this expansionary move, consumer confidence is declining due to a poor equity market. Softening consumer spending is causing the retail sector to weaken. Inventory build-ups, slower manufacturing and higher unemployment have increased investor concern about the possibility of a recession. The Fed is working to actively control other weakening sectors of the economy.

    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on a fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.

    Sincerely,


/s/ BRIAN M. STORMS                           /s/ SUSAN P. RYAN

BRIAN M. STORMS                               SUSAN P. RYAN
President and Chief Executive Officer         Portfolio Manager
Mitchell Hutchins Asset Management Inc.       PaineWebber Retirement Money Fund

    This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.


(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RETIREMENT MONEY FUND                  DECEMBER 31, 2000 (UNAUDITED)




  PRINCIPAL
   AMOUNT                                                                          MATURITY            INTEREST
    (000)                                                                           DATES               RATES              VALUE
  --------                                                                        ---------            ---------       ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS-11.03%
 $ 25,000   Federal Home Loan Bank ......................................         01/03/01             6.364%*      $    25,003,708
   30,000   Federal National Mortgage Association .......................         01/03/01            6.394*             30,000,000
   30,000   Federal National Mortgage Association .......................         11/16/01             6.600             30,000,000
  469,000   Student Loan Marketing Association ..........................         01/03/01         6.294 to 6.464*      468,881,602
   75,000   U.S. Treasury Bills .........................................         08/30/01             5.660@            72,158,209
                                                                                                                    ---------------
Total U.S. Government & Agency Obligations (cost-$626,043,519)                                                          626,043,519
                                                                                                                    ---------------
BANK NOTES-2.03%

DOMESTIC-0.88%
   50,000   Bank of America N.A. ........................................         02/05/01             6.800             50,000,000
                                                                                                                    ---------------

FOREIGN-1.15%
   25,000   Australia & New Zealand Banking .............................         03/06/01             6.438*            24,996,912
   40,000   Bank of Nova Scotia .........................................   02/20/01 to 04/30/01   6.750 to 6.850        39,998,317
                                                                                                                    ---------------
                                                                                                                         64,995,229
                                                                                                                    ---------------
Total Bank Notes (cost-$114,995,229) ....................................                                               114,995,229
                                                                                                                    ---------------
DEPOSITORY NOTES-0.18%

YANKEE-0.18%
   10,000   Westpac Banking Corp. (cost-$9,999,609) .....................         01/31/01             6.560              9,999,609
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT-12.61%

YANKEE-11.38%
   10,000   Bank of Scotland ............................................         02/28/01             6.770              9,999,397
   75,000   Barclays Bank PLC ...........................................         01/03/01             6.570*            74,982,806
   30,000   Canadian Imperial Bank of Commerce ..........................         02/20/01             6.530             30,000,824
   85,000   Commerzbank AG ..............................................   04/27/01 to 08/31/01   6.820 to 7.075        84,997,234
   84,000   Deutsche Bank AG ............................................         09/10/01             6.780             83,996,704
   25,000   Dexia Bank ..................................................         01/30/01             6.650             25,000,197
   55,000   National Westminster Bank PLC ...............................   08/20/01 to 08/31/01   6.855 to 6.890        54,991,347
   30,000   Rabobank Nederland ..........................................         02/22/01             6.760             29,997,974
   20,000   Societe Generale ............................................         01/19/01            6.640*             19,999,739
   23,000   Societe Generale ............................................         04/10/01             6.800             22,997,930
  128,700   Svenska Handelsbanken .......................................   03/07/01 to 08/24/01   6.620 to 7.3201       28,697,843
   55,000   UBS AG ......................................................   04/30/01 to 07/19/01   6.880 to 7.030        54,995,360
   25,000   Westpac Banking Corp. .......................................         05/14/01             6.770             25,000,000
                                                                                                                    ---------------
                                                                                                                        645,657,355
                                                                                                                    ---------------

EURO-1.23%
   50,000   Bank of Scotland ............................................         01/22/01             6.640             50,000,000
   20,000   Credit Agricole Indosuez ....................................         01/31/01             6.650             20,000,144
                                                                                                                    ---------------
                                                                                                                         70,000,144
                                                                                                                    ---------------
Total Certificates Of Deposit (cost-$715,657,499)                                                                       715,657,499
                                                                                                                    ---------------
COMMERCIAL PAPER@-62.06%

ASSET BACKED-AUTO & TRUCK-1.49%
   85,000   New Center Asset Trust ......................................   01/02/01 to 02/09/01   6.500 to 6.720        84,641,383
                                                                                                                    ---------------

ASSET BACKED-BANKING-2.40%
  137,286   Atlantis One Funding ........................................   01/24/01 to 04/30/01   6.360 to 6.5401       36,039,380
                                                                                                                    ---------------

ASSET BACKED-FINANCE-0.44%
   25,000   CC USA, Inc. ................................................         02/13/01             6.530             24,805,007
                                                                                                                    ---------------

PAINEWEBBER RETIREMENT MONEY FUND


  PRINCIPAL
   AMOUNT                                                                          MATURITY            INTEREST
    (000)                                                                           DATES               RATES           VALUE
  --------                                                                        ---------            ---------    ---------------
COMMERCIAL PAPER@-(CONTINUED)

ASSET BACKED-MISCELLANEOUS-19.23%
   $ 61,031     Delaware Funding Corp. ..................................         01/12/01              6.560%      $   60,908,667
     38,479     Enterprise Funding Corp. ................................         01/04/01              6.650           38,457,676
    193,000     Falcon Asset Securitization Corp. .......................   01/12/01 to 03/06/01   6.330 to 6.590      191,557,688
    155,000     Galaxy Funding, Inc. ....................................   02/13/01 to 03/23/01   6.350 to 6.480      153,602,412
     70,856     Giro Funding US Corp. ...................................   02/07/01 to 03/05/01   6.370 to 6.570       70,239,982
    101,241     Parthenon Receivables Funding LLC .......................   01/11/01 to 03/05/01   6.500 to 6.580      100,849,273
     50,000     Preferred Receivables Funding Corp. .....................         02/20/01              6.400           49,555,556
    150,000     Quincy Capital Corp. ....................................   01/18/01 to 03/16/01   6.355 to 6.620      148,809,625
     45,000     Receivables Capital Corp. ...............................         02/16/01              6.530           44,624,525
     30,000     Three River Funding Corp. ...............................         01/18/01              6.640           29,905,933
     40,000     Triple-A One Funding Corp. ..............................         01/09/01              6.560           39,941,689
    163,000     Variable Funding Capital Corp. ..........................   01/02/01 to 01/22/01   6.630 to 7.200      162,826,248
                                                                                                                    ---------------
                                                                                                                     1,091,279,274
                                                                                                                    ---------------

AUTO & TRUCK-2.22%
     30,000     Ford Motor Credit Co. ...................................         01/17/01              6.530           29,912,933
     80,000     General Motors Acceptance Corp. .........................   02/06/01 to 02/15/01        6.520           79,429,500
     16,500     PACCAR Financial Corp. ..................................         02/09/01              6.500           16,383,813
                                                                                                                    ---------------
                                                                                                                       125,726,246
                                                                                                                    ---------------

BANKING-DOMESTIC-11.29%
     70,000     BBL North America Funding Corp. .........................   02/08/01 to 02/09/01   6.380 to 6.450       69,523,528
     50,000     CBA (Delaware) Finance, Inc. ............................         02/21/01              6.510           49,538,875
     85,000     Cregem North America, Inc. ..............................   01/11/01 to 02/08/01   6.500 to 6.560       84,605,603
     20,000     Den Danske Corp. ........................................         03/01/01              6.470           19,787,928
    102,000     Dexia CLF Finance Co. ...................................   02/20/01 to 02/23/01   6.500 to 6.520      101,052,619
     52,000     Fortis Funding ..........................................         01/05/01              6.650           51,961,578
     90,000     J.P. Morgan & Co., Inc. .................................   01/29/01 to 03/19/01   6.320 to 6.560       89,204,178
     93,000     Nordbanken North America, Inc. ..........................   01/08/01 to 02/02/01   6.500 to 6.550       92,687,875
     53,000     San Paolo U.S. Financial Co. ............................         02/16/01              6.360           52,569,286
     30,000     Societe Generale North America Inc. .....................         02/05/01              6.500           29,810,417
                                                                                                                    ---------------
                                                                                                                       640,741,887
                                                                                                                    ---------------

BANKING-FOREIGN-1.04%
     20,000     Halifax PLC .............................................         04/09/01              6.400           19,651,556
     15,000     Nationwide Building Society .............................         01/29/01              6.550           14,923,583
     25,000     Westpac Trust Securities, Ltd. ..........................         07/05/01              6.330           24,186,771
                                                                                                                    ---------------
                                                                                                                        58,761,910
                                                                                                                    ---------------

BROKER-DEALER-5.17%
     50,000     Goldman Sachs Group, Inc. ...............................         01/09/01              6.500           49,927,778
     80,000     Morgan Stanley Dean Witter & Co. ........................   01/30/01 to 03/26/01    6.250 to 6.580      79,111,816
     40,000     Morgan Stanley Dean Witter & Co. ........................         01/02/01              6.850*          40,000,000
    125,000     Salomon Smith Barney Holdings, Inc. .....................   02/02/01 to 03/08/01   6.370 to 6.500      124,085,125
                                                                                                                    ---------------
                                                                                                                       293,124,719
                                                                                                                    ---------------
BUSINESS SERVICES-0.49%
     28,000     First Data Corp. ........................................         02/05/01              6.450           27,824,417
                                                                                                                    --------------

CHEMICALS-0.35%
     20,000     Henkel Corp. ............................................         02/15/01              6.570           19,835,750
                                                                                                                    --------------

DRUGS, HEALTH CARE-1.14%
     20,000     Bayer Corp. .............................................         02/20/01              6.500           19,819,444
     45,000     Glaxo Wellcome PLC ......................................         02/14/01              6.500           44,642,500
                                                                                                                    --------------
                                                                                                                        64,461,944
                                                                                                                    --------------

ELECTRONICS-1.03%
     39,275     Motorola Credit Corp. ...................................   02/23/01 to 03/23/01   6.230 to 6.510       38,763,476
     20,000     Motorola, Inc. ..........................................         03/12/01              6.370           19,752,278
                                                                                                                    --------------
                                                                                                                        58,515,754
                                                                                                                    --------------

PAINEWEBBER RETIREMENT MONEY FUND


  PRINCIPAL
   AMOUNT                                                                          MATURITY            INTEREST
    (000)                                                                           DATES               RATES           VALUE
  --------                                                                        ---------            ---------    ---------------
COMMERCIAL PAPER@-(CONCLUDED)

ENERGY-0.23%
   $ 13,020     Exxon Imperial U.S., Inc. ...............................         02/02/01              6.460%      $    12,945,236
                                                                                                                    ---------------

FINANCE-CONDUIT-2.88%
     35,000     American General Finance Corp. ..........................         02/08/01              6.520            34,759,122
     50,000     Australia & New Zealand Bank ............................         03/01/01              6.495*           49,467,771
     80,000     Svenska Handelsbanken ...................................   01/16/01 to 03/07/01   6.350 to 6.530        79,345,111
                                                                                                                    ---------------
                                                                                                                        163,572,004
                                                                                                                    ---------------

FINANCE-CONSUMER-3.50%
     90,000     Household Finance Corp. .................................   01/02/01 to 01/23/01   6.580 to 6.600        89,791,611
    110,000     Transamerica Finance Corp. ..............................   02/14/01 to 03/15/01   6.230 to 6.520       108,977,961
                                                                                                                    ---------------
                                                                                                                        198,769,572
                                                                                                                    ---------------

FINANCE-DIVERSIFIED-1.40%
     30,000     Associates Corp. of North America .......................         02/15/01              6.520            29,755,500
     50,000     General Electric Capital Corp. ..........................         01/30/01              6.570            49,735,375
                                                                                                                    ---------------
                                                                                                                         79,490,875
                                                                                                                    ---------------

FINANCE-INDEPENDENT-1.21%
     70,000     National Rural Utilities Cooperative Finance Corp. ......   01/23/01 to 05/17/01   6.400 to 6.520        68,887,493
                                                                                                                    ---------------

FINANCE-SUBSIDIARY-1.40%
     80,000     Deutsche Bank Financial, Inc. ...........................   02/14/01 to 03/05/01   6.390 to 6.520        79,266,081
                                                                                                                    ---------------

FOOD, BEVERAGE & TOBACCO-2.39%
     35,900     H.J. Heinz Co. ..........................................         03/01/01              6.330            35,527,567
    100,000     Philip Morris Cos., Inc. ................................   01/05/01 to 01/08/01        6.680            99,897,945
                                                                                                                    ---------------
                                                                                                                        135,425,512
                                                                                                                    ---------------

INSURANCE-0.70%
     40,000     Prudential Funding Corp. ................................         01/09/01              6.600            39,941,333
                                                                                                                    ---------------

MINING & METALS-0.66%
     37,699     Rio Tinto, Ltd. .........................................   02/28/01 to 03/16/01   6.370 to 6.520        37,257,162
                                                                                                                    ---------------

TELECOMMUNICATIONS-1.40%
     50,000     American Telephone & Telegraph ..........................         01/11/01              6.540            49,909,167
     30,000     Verizon Global Funding ..................................         02/01/01              6.520            29,831,566
                                                                                                                    ---------------
                                                                                                                         79,740,733
                                                                                                                    ---------------
Total Commercial Paper (cost-$3,546,053,672)                                                                          3,546,053,672
                                                                                                                    ---------------
SHORT-TERM CORPORATE OBLIGATIONS-7.84%

ASSET BACKED-FINANCE-1.94%
    110,000     Beta Finance, Inc. ......................................         01/02/01         6.148 to 6.730*      110,004,188
                                                                                                                    ---------------

BANKING-DOMESTIC-2.11%
     45,000     Lasalle Bank N.A. .......................................         09/13/01              6.750            44,992,543
     45,000     J.P. Morgan & Co., Inc. .................................   01/08/01 to 01/16/01   6.689 to 6.908*       45,004,619
     30,000     Wells Fargo & Co. .......................................         01/16/01              6.681*           30,000,000
                                                                                                                    ---------------
                                                                                                                        119,997,162
                                                                                                                    ---------------

BANKING-FOREIGN-0.18%
     10,000     Bank of Scotland Treasury Services PLC ..................         01/08/01              6.756*           10,000,000
                                                                                                                    ---------------

PAINEWEBBER RETIREMENT MONEY FUND

STATEMENT OF NET ASSETS


  PRINCIPAL
   AMOUNT                                                                          MATURITY            INTEREST
    (000)                                                                           DATES               RATES           VALUE
  --------                                                                        ---------            ---------    ---------------
SHORT-TERM CORPORATE OBLIGATIONS-(CONCLUDED)

BROKER-DEALER-3.17%
   $ 40,000     CS First Boston Inc. ....................................         01/02/01             6.870%*      $    40,000,000
     50,000     Merrill Lynch & Co., Inc. ...............................         10/02/01             6.705             49,994,655
     50,000     Merrill Lynch & Co., Inc. ...............................   01/04/01 to 02/12/01       6.740*            50,001,078
     40,000     Morgan Stanley Dean Witter & Co. ........................         08/15/01             6.645*            40,000,000
                                                                                                                    ---------------
                                                                                                                        179,995,733
                                                                                                                    ---------------

FINANCE-INDEPENDENT-0.44%
     25,000     National Rural Utilities Cooperative Finance Corp. ......         01/22/01             5.619*            25,000,000
                                                                                                                    ---------------
Total Short-Term Corporate Obligations (cost-$419,997,083) ..............                                               419,997,083
                                                                                                                    ---------------
TIME DEPOSITS-0.88%

BANKING-FOREIGN-0.88%
     50,000     Dresdner Bank AG, Grand Cayman Island
                  (cost-$50,000,000) ....................................         01/02/01             6.625             50,000,000
                                                                                                                    ---------------
REPURCHASE AGREEMENT-0.12%
      6,640     Repurchase Agreement dated 12/29/00 with
                  State Street Bank & Trust Co., collateralized
                  by $4,177,162 U.S. Treasury Bonds, 5.250% due
                  11/15/28 (value - $4,034,875); and $2,570,081
                  U.S. Treasury Notes, 6.250% to 6.875% due
                  06/30/02 to 05/15/06 (value - $2,738,261);
                  proceeds: $6,644,316 (cost - $6,640,000) ..............         01/02/01             5.850              6,640,000
                                                                                                                    ---------------

   NUMBER OF
    SHARES
     (000)
   --------
MONEY MARKET FUNDS-2.85%
    160,963     AIM Liquid Assets Portfolio .............................                                               160,962,656
        940     AIM Prime Portfolio .....................................                                                   940,412
                                                                                                                    ---------------
Total Money Market Funds (cost-$161,903,068) ............................                                               161,903,068
                                                                                                                    ---------------
Total Investments (cost-$5,651,289,679 which approximates cost
   for federal income tax purposes)-99.60% ..............................                                             5,651,289,679
Other assets in excess of liabilities-0.40% .............................                                                22,942,048
                                                                                                                    ---------------
Net Assets (applicable to 5,676,042,536 Shares of Common Stock
  outstanding at $1.00 per share)-100.00% ...............................                                           $ 5,674,231,727
                                                                                                                    ===============

----------

* Variable rate securities-maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of December 31, 2000 and reset periodically.

@   Interest rates shown are discount rates at date of purchase.

                        Weighted Average Maturity-54 days


                 See accompanying notes to financial statements

PAINEWEBBER RETIREMENT MONEY FUND


                                                        FOR THE SIX MONTHS ENDED
STATEMENT OF OPERATIONS                            DECEMBER 31, 2000 (UNAUDITED)



INVESTMENT INCOME:
Interest ........................................................   $181,736,136
                                                                    ------------

EXPENSES:
Investment advisory and administration ..........................     10,707,135
Transfer agency and related services fees .......................      5,137,645
Distribution fees ...............................................      3,302,686
Reports and notices to shareholders .............................        235,448
Custody and accounting ..........................................        219,674
Federal and state registration ..................................         33,308
Professional fees ...............................................         48,303
Insurance expense ...............................................         45,083
Directors' fees .................................................          5,250
Other expenses ..................................................          1,108
                                                                    ------------
                                                                      19,735,640
                                                                    ------------
NET INVESTMENT INCOME ...........................................    162,000,496
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS .................          6,606
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $162,007,102
                                                                    ============


STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE
                                              SIX MONTHS ENDED       FOR THE
                                              DECEMBER 31, 2000    YEAR ENDED
                                                 (UNAUDITED)      JUNE 30, 2000
                                               --------------    --------------
FROM OPERATIONS:
Net investment income ......................   $  162,000,496    $  257,487,739
Net realized gains from
  investment transactions ..................            6,606            41,316
                                               --------------    --------------
Net increase in net assets resulting
  from operations ..........................      162,007,102       257,529,055
                                               --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ......................     (162,000,496)     (257,487,739)
                                               --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL STOCK TRANSACTIONS ..........      804,305,700      (221,060,264)
                                               --------------    --------------
Net increase (decrease) in net assets ......      804,312,306      (221,018,948)
NET ASSETS:
Beginning of period ........................    4,869,919,421     5,090,938,369
                                               --------------    --------------
End of period ..............................   $5,674,231,727    $4,869,919,421
                                               ==============    ==============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber RMA Money Fund, Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund with three funds: PaineWebber Retirement Money Fund (the "Fund"), PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio. The financial statements of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio are not included herein.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

    REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

    The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Corporation's board of directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Corporation and each of its series. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                   ANNUAL
        AVERAGE DAILY NET ASSETS                                    RATES
        ------------------------                                   ------
        Up to $1.0 billion.......................................   0.50%
        In excess of $1.0 billion and up to $1.5 billion.........   0.44
        Over $1.5 billion........................................   0.36

    At December 31, 2000, the Fund owed PaineWebber $1,872,282 in investment advisory and administration fees.

    Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber, an indirect wholly owned subsidiary of UBS AG, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with the contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

    PaineWebber is the distributor of the Fund's shares and the exclusive dealer for the sale of those shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 2000 PaineWebber was compensated for its services under the plan at an annual rate of 0.125% of the Fund's average daily net assets. At December 31, 2000, the Fund owed PaineWebber $597,016 in distribution fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


TRANSFER AGENCY AND RELATED SERVICES FEES

    PaineWebber provides transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended December 31, 2000, PaineWebber received approximately 70% of the total transfer agency and related services fees collected by PFPC, Inc. from the Fund.

OTHER LIABILITIES

    At December 31, 2000, the aggregate amount for dividends payable was $10,083,581.

MONEY MARKET FUND INSURANCE BOND

    The Fund has obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the six months ended December 31, 2000, the Fund did not use this insurance bond.

FEDERAL TAX STATUS

    The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

    At June 30, 2000, the Fund had a net capital loss carryforward of $1,817,417 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2007. To the extent that the losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

COMMON STOCK

    There are 20 billion shares of $0.001 par value common stock authorized. Transactions in common stock, at $1.00 per share, were as follows:

                                      FOR THE SIX MONTHS
                                             ENDED            FOR THE
                                       DECEMBER 31, 2000    YEAR ENDED
                                          (UNAUDITED)      JUNE 30, 2000
                                        --------------    ---------------
          Shares sold ...............   10,506,469,615     22,517,062,640
          Shares repurchased ........   (9,857,867,950)   (22,990,737,912)
          Dividends reinvested ......      155,704,035        252,615,008
                                        --------------    ---------------
          Net increase (decrease)
            in shares outstanding ...      804,305,700       (221,060,264)
                                        ==============    ===============

PAINEWEBBER RETIREMENT MONEY FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                 FOR THE SIX
                                                 MONTHS ENDED                     FOR THE YEARS ENDED JUNE 30,
                                              DECEMBER 31, 2000 ------------------------------------------------------------------
                                                 (UNAUDITED)       2000          1999          1998          1997          1996
                                                 ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..........     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                    -------        -------       -------       -------       -------       -------
Net investment income .........................       0.029          0.050         0.046         0.049         0.048         0.050
Dividends from net investment income ..........      (0.029)        (0.050)       (0.046)       (0.049)       (0.048)       (0.050)
                                                    -------        -------       -------       -------       -------       -------
Net asset value, end of period ................     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                    =======        =======       =======       =======       =======       =======
Total investment return (1) ...................        3.04%          5.14%         4.66%         5.03%         4.89%         5.13%
                                                    =======        =======       =======       =======       =======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's) .............  $5,674,232     $4,869,919    $5,090,938    $4,191,018    $3,922,753    $3,500,508
Expenses to average net assets ................        0.73%*         0.71%         0.71%         0.78%         0.75%         0.70%
Net investment income to average net assets ...        5.95%*         5.02%         4.55%         4.91%         4.79%         5.01%

----------

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

================================================================================

DIRECTORS
E. Garrett Bewkes, Jr.                     Meyer Feldberg
Chairman                                   George W. Gowen
Margo N. Alexander                         Frederic V. Malek
Richard Q. Armstrong                       Carl W. Schafer
Richard R. Burt                            Brian M. Storms

PRINCIPAL OFFICERS
Brian M. Storms                            Susan P. Ryan
President                                  Vice President
Amy R. Doberman                            Paul H. Schubert
Vice President                             Vice President and Treasurer
Dianne E. O'Donnell
Vice President and Secretary

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND
SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


                             [UBS/PAINEWEBBER LOGO]
                        (C) 2001 UBS/PaineWebber Inc.
                              All rights reserved
                                  Member SIPC
                  UBS PaineWebber is a servicemark of UBS AG.